EQUITY INCENTIVE PLAN - Additional Information (Details)		9 Months Ended		12 Months Ended
	Apr. 02, 2021 USD ($)	Sep. 30, 2021 USD ($) Option shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2020 shares	Aug. 31, 2020 shares	Oct. 31, 2019 shares	Jan. 01, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Incremental value as a result of the modification of the awards | $	$ 0
Incremental compensation expense recognized as a result of the modification | $	$ 0
Stock-based compensation expense | $		$ 3,131,000	$ 857,000	$ 1,117,000	$ 896,000
Tax benefits of stock-based compensation expense recognized | $				$ 0
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		5,800,000
Vesting period		4 years
Agreement term		2 years
Chief Executive Officer | SPAC Transaction, IPO, or Financing Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		1,450,000
Chief Executive Officer | Two separate option awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		2,900,000
Number of separate option awards | Option		2
Chief Executive Officer | Stock Options One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		1,450,000
Chief Executive Officer | Stock Options Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		1,450,000
Chief Executive Officer | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted value | $		$ 2,500,000
Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		2,175,000
Vesting period		4 years
Chairman | Two separate option awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		1,450,000
Number of separate option awards | Option		2
Chairman | Stock Options One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		725,000
Chairman | Stock Options Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		725,000
Hyperfine Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		19,591,900		1,432,250	903,750
Vesting period				10 years
Common stock, capital shares reserved for future issuance				16,000,000		16,000,000			12,000,000
Common stock remained available for issuance				5,375,767
Total intrinsic value | $				$ 167,000	$ 173,000
Weighted-average grant date fair value | $ / shares				$ 0.69	$ 0.72
Expected volatility				60.00%	60.00%
Hyperfine Plan | Service and Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		475,000
Liminal Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, termination period		10 years
Liminal Plan | Service and Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option award to purchase shares		575,000
4Bionics Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $		$ 217,000	$ 213,000	$ 274,000	$ 181,000
Common stock, capital shares reserved for future issuance							20,000,000	15,000,000
Common stock remained available for issuance				3,036,226
Tax benefits realized from exercise of stock options | $				$ 0
Total unrecognized stock-based compensation expense | $				$ 1,299,000
Recognized over remaining vesting period				2 years 5 months 8 days
Share-based Payment Arrangement, Employee | Hyperfine Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				60.00%	60.00%
Share-based Payment Arrangement, Nonemployee | Hyperfine Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				60.00%	60.00%